Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Aug. 31, 2016	Aug. 31, 2015	May 31, 2016	May 31, 2015
Income Statement [Abstract]
Product sales, net	$ 649,411	$ 129,871	$ 193,734	$ 214,502
Cost of goods sold	501,257	127,501	215,997	240,017
Gross income	148,154	2,370	(22,263)	(25,515)
Expenses:
Officers' compensation	3,750		130,200
Salary & wages	63,340
Repairs and Maintenance	4,210
Advertising and promotion	759	2,000	5,021	3,417
Insurance	9,266
Professional fees	595,888	21,711	184,081	152,900
Travel	24,971		4,029	1,485
Rent	13,064	2,250	9,697	7,500
Other	8,506	871	9,478	18,956
Total expenses	723,754	26,832	342,506	184,258
Net loss before other expenses	(575,600)	(24,462)	(364,769)	(209,773)
Other (expenses)
Interest and financing costs	(441,659)	(1,350)	(35,438)	(2,820)
Depreciation and amortization	(10,000)
Total other expenses	(451,659)	(1,350)	(35,438)	(2,820)
Net income before provision for income taxes	(1,027,259)	(25,812)	(400,207)	(212,593)
Provision for income taxes
Net loss	$ (1,027,259)	$ (25,812)	$ (400,207)	$ (212,593)
Basic and diluted loss per share	$ (0.07)	$ (0.00)	$ (0.03)	$ (0.02)
Basic and diluted weighted average number of shares outstanding	13,710,632	12,194,242	12,723,476	11,704,133